Exhibit 99.1

Freddie Mac Whole Loan Securities Trust, Series 2016-SC01

Guaranteed Certificates and Non-Guaranteed Certificates

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Federal Home Loan Mortgage Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Barclays Capital Inc.

29 June 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation 8200 Jones Branch Drive McLean, Virginia 22102	Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Re:	Freddie Mac Whole Loan Securities Trust, Series 2016-SC01 (the “Issuer”)

Guaranteed Certificates and Non-Guaranteed Certificates (collectively, the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to two pools of fixed-rate mortgage loans (the “Mortgage Loans”) relating to the Freddie Mac Whole Loan Securities Trust, Series 2016-SC01 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedure performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Federal Home Loan Mortgage Corporation (the “Seller”), on behalf of the Issuer, provided us with:

a.	Electronic data files:
i.	Labeled “SRSUB_DUE_DIL_16SC01v1.TXT” and the corresponding record layout and decode information (the “Sample 1 Data File”) that the Seller, on behalf of the Issuer, indicated contains information on 102 mortgage loans (the “Sample 1 Mortgage Loans”) as of 4 December 2015,
ii.	Labeled “SRSUB_DUE_DIL_16SC01_Sample2_revised.TXT” and the corresponding record layout and decode information (the “Sample 2 Data File”) that the Seller, on behalf of the Issuer, indicated contains information on 23 mortgage loans (the “Sample 2 Mortgage Loans”) as of 19 January 2016,
iii.	Labeled “SRSUB_DUE_DIL_CUM_16SC01v3.txt” and the corresponding record layout and decode information (the “Sample 3 Data File”) that the Seller, on behalf of the Issuer, indicated contains information on 32 mortgage loans (the “Sample 3 Mortgage Loans”) as of 17 March 2016,
iv.	Labeled “SRSUB_DUE_DIL_16SC01v4.txt” and the corresponding record layout and decode information (the “Sample 4 Data File”) that the Seller, on behalf of the Issuer, indicated contains information on 32 mortgage loans (the “Sample 4 Mortgage Loans”) as of 18 May 2016 and
v.	Labeled “SRSUB_DUE_DIL_16SC01v5.txt” and the corresponding record layout and decode information (the “Sample 5 Data File,” together with Sample 1 Data File, Sample 2 Data File, Sample 3 Data File and Sample 4 Data File, the “Provided Sample Data Files”) that the Seller, on behalf of the Issuer, indicated contains information on 9 mortgage loans (the “Sample 5 Mortgage Loans”) as of 18 May 2016,
b.	Imaged copies of the:
i.	Promissory note, obligation to pay and/or prepayment penalty rider (collectively, the “Note”),
ii.	Residential loan application (the “Application”),
iii.	Uniform residential appraisal report (the “Appraisal”),
iv.	Settlement statement, final closing disclosure or estimated closing disclosure, as applicable (collectively, the “Settlement Statement”),
v.	Underwriting summary (the “Underwriting Summary”),
vi.	AUS approval or loan approval document, as applicable (collectively, the “AUS Approval”),
vii.	Quantum whole loan underwriting system summary (the “Quantum Screenshot”),
viii.	PHH company profile reuters article or PHH mortgage corporation settlement agreement, as applicable (collectively, the “PHH Documentation”),
ix.	Credit report, loan prospector system printout and/or desktop underwriter, as applicable (collectively, the “Credit Report”),
x.	Mortgage insurance certificate and/or other related mortgage insurance correspondence documentation, as applicable (collectively, the “Mortgage Insurance Documentation”),
xi.	Subordination agreement and/or junior lien note, as applicable (collectively, the “Subordination Agreement”),

b.	(continued)
xii.	Preliminary title report (the “Preliminary Title Report”) and
xiii.	Purchase transaction settlement statement (the “Purchase HUD,” together with the Note, Application, Appraisal, Settlement Statement, Underwriting Summary, AUS Approval, Quantum Screenshot, PHH Documentation, Credit Report, Mortgage Insurance Documentation, Subordination Agreement and Preliminary Title Report, the “Source Documents”) relating to the Sample Mortgage Loans (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Sample Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Mortgage Loans were selected by the Seller, on behalf of the Issuer. The Seller, on behalf of the Issuer, did not inform us as to the basis for how they selected the number of Sample Mortgage Loans or the selection criteria they used to select the Sample Mortgage Loans. The Seller, on behalf of the Issuer, indicated that the Sample Mortgage Loans are expected to be representative of the Mortgage Loans.

For the purpose of the procedures described in this report, the 198 Sample Mortgage Loans are referred to as Sample Mortgage Loan numbers 1 through 198.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Provided Sample Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Sample Data Files or Sample Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Seller, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Sample Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Seller, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 June 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Seller, on behalf of the Issuer, we combined the information on the Sample 1 Data File, Sample 2 Data File, Sample 3 Data File, Sample 4 Data File and Sample 5 Data File.

The Sample 1 Data File, Sample 2 Data File, Sample 3 Data File, Sample 4 Data File and Sample 5 Data File, as combined, are hereinafter referred to as the “Sample Data File” and the Sample 1 Mortgage Loans, Sample 2 Mortgage Loans, Sample 3 Mortgage Loans, Sample 4 Mortgage Loans and Sample 5 Mortgage Loans are hereinafter referred to in aggregate as the “Sample Mortgage Loans.”

2.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Seller, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Seller, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Loan identifier	Note	i.

Note date	Note	ii.

Property state	Note

Postal code	Note

Original UPB	Note

Original interest rate	Note

First payment date	Note	ii.

Maturity date	Note	ii.

Original loan term	Note and recalculation	iii.

Product type	Note

Prepayment penalty indicator (Y/N)	Note

Number of borrowers	Note

Occupancy status	Application

First-time homebuyer (Y/N)	Application	iv.

Property type	Appraisal

Number of units	Appraisal

Property valuation type	Appraisal

Property valuation date	Appraisal	ii.

Loan purpose	(a) Settlement Statement, (b) Note, Settlement Statement, Credit Report, Preliminary Title Report, Purchase HUD and recalculation or (c) Note, Settlement Statement and recalculation	v.

Lien position	Underwriting Summary or AUS Approval

Exhibit 1 to Attachment A

Sample Characteristic	Source Document(s)	Note(s)
Original debt-to-income (DTI) ratio	Underwriting Summary or AUS Approval and recalculation	vi., vii.

Channel

(a) Underwriting Summary,

(b) Note, Application and Underwriting Summary or AUS Approval,

(c) Note, Application and Quantum Screenshot,

(d) Quantum Screenshot or

(e) Note, Application, Quantum Screenshot and PHH Documentation

viii.

HELOC indicator	Underwriting Summary

Mortgage insurance percentage	Mortgage Insurance Documentation, Underwriting Summary or AUS Approval	ix.

Mortgage insurance company name	Mortgage Insurance Documentation or Quantum Screenshot	x.

Mortgage insurance: lender or borrower paid	Mortgage Insurance Documentation, Underwriting Summary or AUS Approval	xi.

Credit score	(a) Credit Report and Note or (b) Credit Report, Note and AUS Approval	xii., xiii., xiv.

Original loan-to-value ratio (LTV)	Recalculation	xv.

Original combined loan-to-value ratio (CLTV)	Recalculation	xvi.

Original HELOC combined loan-to-value ratio (HCLTV)	Recalculation	xvii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the note date, first payment date, maturity date and property valuation date Sample Characteristics for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to note agreement if the month and year of the note date, first payment date, maturity date and property valuation date, as shown on the corresponding Source Document, matched the month and year of the note date, first payment date, maturity date and property valuation date, respectively, as shown on the Sample Data File.

iii.	For the purpose of comparing the original loan term Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the original loan term as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and
(b)	1.

iv.	For the purpose of comparing the first-time homebuyer (Y/N) Sample Characteristic for each Sample Mortgage Loan that has:
(a)	A loan purpose of “P – Purchase,” as shown on the Sample Data File (each, a “Purchase Sample Mortgage Loan”), and
(b)	An occupancy status of “O – Owner-Occupied,” as shown on the Application, the Seller, on behalf of the Issuer, instructed us to use the Application as the Source Document.

For the purpose of comparing the first-time homebuyer (Y/N) Sample Characteristic for all other Sample Mortgage Loans, the Seller, on behalf of the Issuer, instructed us to use “N.”

Exhibit 1 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is a Purchase Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use the Settlement Statement as the Source Document.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (except for Sample Mortgage Loan number 96), the Seller, on behalf of the Issuer, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original UPB, as shown on the Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced with the proceeds of the Sample Mortgage Loan,
(2)	The unpaid principal balance of any secondary financing (if applicable) relating to the purchase transaction of the subject property (each a “Purchase Money Second Mortgage”) that is being repaid with the proceeds of the Sample Mortgage Loan and
(3)	The settlement charges relating to the Sample Mortgage Loan,

all as shown on the Settlement Statement (or the Preliminary Title Report, Credit Report or Purchase HUD in the case of note v.(b)(2) above if the Settlement Statement does not indicate whether the secondary financing is a Purchase Money Second Mortgage). We performed no procedures to reconcile any differences between the unpaid principal balance of any secondary financing information on the Settlement Statement, Preliminary Title Report, Credit Report and Purchase HUD, as applicable.

For Sample Mortgage Loan number 96, the Seller, on behalf of the Issuer, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original UPB, as shown on the Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced with the proceeds of the Sample Mortgage Loan,
(2)	The settlement charges relating to the Sample Mortgage Loan and
(3)	The real estate tax relating to the Sample Mortgage Loan,

all as shown on the Settlement Statement.

Exhibit 1 to Attachment A

Notes: (continued)

v. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use:

(a)	“C - Cash-out refinance” if the Amount to Borrower is greater than the lesser of (i) $2,000 and (ii) 2% of the original UPB, as shown on the Note, or
(b)	“N - No Cash-out refinance” if the Amount to Borrower is less than or equal to the lesser of (i) $2,000 and (ii) 2% of the original UPB, as shown on the Note.

vi.	For the purpose of comparing the original debt-to-income (DTI) ratio Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, provided us with the methodology described in note vii. below and the Underwriting Summary or AUS Approval. The Seller, on behalf of the Issuer, instructed us to note agreement if the information on the Sample Data File agreed to the recalculated original debt-to-income (DTI) ratio, subject to the methodology described in note vii. below, regardless of the Source Document used. We performed no procedures to reconcile any differences that may exist between various Source Documents for the information used to recalculate the original debt-to-income (DTI) ratio.

vii.	For the purpose of comparing the original debt-to-income (DTI) ratio Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the original debt-to-income (DTI) ratio by:
(a)	Multiplying:
(1)	The original debt-to-income (DTI) ratio, as shown on the Underwriting Summary or AUS Approval Source Document by
(2)	100 and
(b)	Rounding the value calculated in (a) above to the nearest integer.

For the purpose of comparing the original debt-to-income (DTI) ratio recalculated in the preceding paragraph to the information on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to ignore differences of +/- 2 or less.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the channel Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use the “Mortgage Originator,” as shown on the Underwriting Summary, subject to the additional instructions provided in the succeeding paragraph of this note viii.

For the purpose of comparing the channel Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loan numbers 1, 36, 101, 128, 153, 155 and 186 (collectively, the “Quantum Origination Channel Sample Mortgage Loans”), 100, 143 and 156 (collectively, the “Special Characteristic Code Origination Channel Sample Mortgage Loans”), 160, 185 and 190 (collectively, the “Quantum and PHH Documentation Origination Channel Sample Mortgage Loans”)), where the “Mortgage Originator,” as shown on the Underwriting Summary, is either (1) “<blank>” or (2) not in agreement with the channel, as shown on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to use:

(a)	“Broker,” if the “Loan Originator Company’s Name,” as shown on the Application, and the “Lender Name,” as shown on the Note, are different,
(b)	“Correspondent,” if the “Loan Originator Company’s Name,” as shown on the Application, and the “Lender Name,” as shown on the Note, are the same, but both are different than the “Seller Name,” as shown on the Underwriting Summary or AUS Approval, or
(c)	“Retail,” if the “Loan Originator Company’s Name,” as shown on the Application, the “Lender Name,” as shown on the Note, and the “Seller Name,” as shown on the Underwriting Summary or AUS Approval, are all the same.

We performed no procedures to reconcile any differences between the “Seller Name” information on the Underwriting Summary and AUS Approval.

For the purpose of comparing the channel Sample Characteristic for the Quantum Origination Channel Sample Mortgage Loans, the Seller, on behalf of the Issuer, instructed us to follow the methodology described in the preceding paragraph of this note viii., but to use the “Seller Name,” as shown on the Quantum Screenshot, in lieu of the “Seller Name,” as shown on the Underwriting Summary or AUS Approval.

For the purpose of comparing the channel Sample Characteristic for the Special Characteristic Code Origination Channel Sample Mortgage Loans, the Seller, on behalf of the Issuer, instructed us to use the channel, as shown in the “Special Characteristic Code and Description” section of the Quantum Screenshot.

Exhibit 1 to Attachment A

Notes: (continued)

viii. (continued)

For the purpose of comparing the channel Sample Characteristic for the Quantum and PHH Documentation Origination Channel Sample Mortgage Loans, the Seller, on behalf of the Issuer, instructed us to follow the methodology described in the second paragraph of this note viii., but to use the “Seller Name,” as shown on the Quantum Screenshot, in lieu of the “Seller Name,” as shown on the Underwriting Summary or AUS Approval. The Seller, on behalf of the Issuer, further instructed us to consider the channel as “Retail” if the PHH Documentation indicates that the “Seller Name,” as shown on the Quantum Screenshot, is a division of the “Lender Name,” as shown on the Note, or the “Loan Originator Company’s Name,” as shown on the Application.

ix.	For the purpose of comparing the mortgage insurance percentage Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, provided one or more of the indicated Source Documents. The Seller, on behalf of the Issuer, instructed us to note agreement if the information on the Sample Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the mortgage insurance percentage Sample Characteristic.

x.	For the purpose of comparing the mortgage insurance company name Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, provided one or more of the indicated Source Documents. The Seller, on behalf of the Issuer, instructed us to note agreement if the information on the Sample Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the mortgage insurance company name Sample Characteristic.

xi.	For the purpose of comparing the mortgage insurance: lender or borrower paid Sample Characteristic for each Sample Mortgage Loan for which the mortgage insurance percentage, as shown on the Sample Data File (in accordance with the methodology described in note ix. above), is not “0,” the Seller, on behalf of the Issuer, provided one or more of the indicated Source Documents. The Seller, on behalf of the Issuer, instructed us to note agreement if the information on the Sample Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the mortgage insurance: lender or borrower paid Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

xi. (continued)

For the purpose of comparing the mortgage insurance: lender or borrower paid Sample Characteristic for each Sample Mortgage Loan for which the mortgage insurance percentage, as shown on the Sample Data File (in accordance with the methodology described in note ix. above), is “0,” the Seller, on behalf of the Issuer, instructed us to use “9 - Not Applicable.”

xii.	For the purpose of comparing the credit score Sample Characteristic for each Sample Mortgage Loan that has more than one Credit Report, the Seller, on behalf of the Issuer, instructed us to use the Credit Report that was dated the closest (but prior) to the note date of the Sample Mortgage Loan, as shown on the Note.

xiii.	For the purpose of comparing the credit score Sample Characteristic for each Sample Mortgage Loan which has one borrower, as shown on the Note, the Seller, on behalf of the Issuer, instructed us to use the borrower’s “median” credit score (in accordance with the methodology described in the succeeding sentence of this note xiii.) on the applicable Credit Report (in accordance with the methodology described in note xii. above). The Seller, on behalf of the Issuer, instructed us that (i) if three credit scores are observed for the borrower on the Credit Report (in accordance with the methodology described in note xii. above), to use the middle credit score as the “median” score for the borrower, (ii) if two credit scores are observed for the borrower on the Credit Report (in accordance with the methodology described in note xii. above), to use the lower credit score as the “median” score for the borrower or (iii) if one credit score is observed for the borrower on the Credit Report (in accordance with the methodology described in note xii. above), to use the credit score as the “median” score for the borrower.

For the purpose of comparing the credit score Sample Characteristic for each Sample Mortgage Loan which has more than one borrower, as shown on the Note, the Seller, on behalf of the Issuer, instructed us to use the lowest of each borrower’s “median” credit scores (in accordance with the methodology described in the succeeding sentence of this note xiii.) on the applicable Credit Report (in accordance with the methodology described in note xii. above). The Seller, on behalf of the Issuer, instructed us that (i) if three credit scores are observed for a borrower on the Credit Report (in accordance with the methodology described in note xii. above), to use the middle credit score as the “median” score for the respective borrower, (ii) if two credit scores are observed for a borrower on the Credit Report (in accordance with the methodology described in note xii. above), to use the lower credit score as the “median” score for the respective borrower or (iii) if one credit score is observed for the borrower on the Credit Report (in accordance with the methodology described in note xii. above), to use the credit score as the “median” score for the borrower.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the credit score Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use the AUS Approval as the Source Document if the credit score, as shown on the Credit Report (in accordance with the methodologies described in notes xii. and xiii. above) did not agree with the credit score, as shown on the Sample Data File, and to note agreement if the credit score on the AUS Approval agreed with the credit score, as shown on the Sample Data File. We performed no procedures to reconcile any differences between the credit score information on the Credit Report and AUS Approval.

xv.	For the purpose of comparing the original loan-to-value ratio (LTV) Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the original loan-to-value ratio (LTV) by:
(a)	Dividing:
(1)	The original UPB, as shown on the Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal, and (B) the sale price, as shown on the Settlement Statement, or
(ii)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the appraisal value, as shown on the Appraisal,
(b)	Multiplying the value calculated in (a) by 100,
(c)	Truncating the value calculated in (b) to the second decimal (XX.XX) and
(d)	Rounding the value calculated in (c) up to the next integer.

Exhibit 1 to Attachment A

Notes: (continued)

xvi.	For the purpose of comparing the original combined loan-to-value ratio (CLTV) Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the original combined loan-to-value ratio (CLTV) by:
(a)	Dividing:
(1)	The sum of the original UPB, as shown on the Note, and the junior lien balance, as applicable, as shown on the Underwriting Summary, AUS Approval, Subordination Agreement, Credit Report or Preliminary Title Report (subject to the methodology described in the final paragraph of this note xvi.), by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal, and (B) the sale price, as shown on the Settlement Statement, or
(ii)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the appraisal value, as shown on the Appraisal,
(b)	Multiplying the value calculated in (a) by 100,
(c)	Truncating the value calculated in (b) to the second decimal (XX.XX) and
(d)	Rounding the value calculated in (c) up to the next integer.

For the purpose of the recalculation described above for each Sample Mortgage Loan with a junior lien balance that includes a home equity line of credit, the Seller, on behalf of the Issuer, instructed us to use the amount of the home equity line of credit that was drawn by the respective borrower, as shown on the Underwriting Summary, AUS Approval, Subordination Agreement, Credit Report or Preliminary Title Report (subject to the methodology described in the succeeding sentence of this note xvi.) as of the note date of the Sample Mortgage Loan, as shown on the Note. For the purpose of identifying the amount of the home equity line of credit that was drawn by the borrower as of the note date of the Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use the most recent information that is shown on the Underwriting Summary, AUS Approval, Subordination Agreement, Credit Report or Preliminary Title Report if the amount of the home equity line of credit that was drawn by the borrower as of the note date of the Sample Mortgage Loan is different on any of these Source Documents.

Exhibit 1 to Attachment A

Notes: (continued)

xvii.	For the purpose of comparing the original HELOC combined loan-to-value ratio (HCLTV) Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the original HELOC combined loan-to-value ratio (HCLTV) by:
(a)	Dividing:
(1)	The sum of the original UPB, as shown on the Note, and the junior lien balance, as applicable, as shown on the Underwriting Summary, AUS Approval, Subordination Agreement, Credit Report or Preliminary Title Report (subject to the methodology described in the final paragraph of this note xvii.), by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal, and (B) the sale price, as shown on the Settlement Statement, or
(ii)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the appraisal value, as shown on the Appraisal,
(b)	Multiplying the value calculated in (a) by 100,
(c)	Truncating the value calculated in (b) to the second decimal (XX.XX) and
(d)	Rounding the value calculated in (c) up to the next integer.

For the purpose of the recalculation described above for each Sample Mortgage Loan with a junior lien balance that includes a home equity line of credit, the Seller, on behalf of the Issuer, instructed us to use the credit limit of the home equity line of credit that may be drawn by the respective borrower, as shown on the Underwriting Summary, AUS Approval, Subordination Agreement, Credit Report or Preliminary Title Report.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and/or instructions provided by the Seller, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Sample Data File Value	Source Document Value
64	Original loan-to-value ratio (LTV)	60	59
	Original combined loan-to-value ratio (CLTV)	60	59
	Original HELOC combined loan-to-value ratio (HCLTV)	60	59

106	Channel	Retail	Correspondent

110	First-time homebuyer (Y/N)	N	Y

122	Property valuation date	November 2015	December 2015

125	First-time homebuyer (Y/N)	N	Y

139	First-time homebuyer (Y/N)	N	Y